Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 29, 2012
Strategic Asset Management Balanced Portfolio (First Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SABPX
Strategic Asset Management Balanced Portfolio (First Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBBPX
Strategic Asset Management Balanced Portfolio (First Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCBPX
Strategic Asset Management Conservative Balanced Portfolio (First Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAIPX
Strategic Asset Management Conservative Balanced Portfolio (First Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBIPX
Strategic Asset Management Conservative Balanced Portfolio (First Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCIPX
Strategic Asset Management Conservative Growth Portfolio (First Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAGPX
Strategic Asset Management Conservative Growth Portfolio (First Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBGPX
Strategic Asset Management Conservative Growth Portfolio (First Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCGPX
Strategic Asset Management Flexible Income Portfolio (First Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAUPX
Strategic Asset Management Flexible Income Portfolio (First Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBUPX
Strategic Asset Management Flexible Income Portfolio (First Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCUPX
Strategic Asset Management Strategic Growth Portfolio (First Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SACAX
Strategic Asset Management Strategic Growth Portfolio (First Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBCAX
Strategic Asset Management Strategic Growth Portfolio (First Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SWHCX
Principal LifeTime Strategic Income Fund (First Prospectus Summary) | Principal LifeTime Strategic Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PALTX
Principal LifeTime Strategic Income Fund (First Prospectus Summary) | Principal LifeTime Strategic Income Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTSX
Principal LifeTime 2010 Fund (First Prospectus Summary) | Principal LifeTime 2010 Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PENAX
Principal LifeTime 2020 Fund (First Prospectus Summary) | Principal LifeTime 2020 Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBAX
Principal LifeTime 2020 Fund (First Prospectus Summary) | Principal LifeTime 2020 Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLIBX
Principal LifeTime 2030 Fund (First Prospectus Summary) | Principal LifeTime 2030 Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCAX
Principal LifeTime 2030 Fund (First Prospectus Summary) | Principal LifeTime 2030 Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCBX
Principal LifeTime 2040 Fund (First Prospectus Summary) | Principal LifeTime 2040 Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDAX
Principal LifeTime 2040 Fund (First Prospectus Summary) | Principal LifeTime 2040 Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDBX
Principal LifeTime 2050 Fund (First Prospectus Summary) | Principal LifeTime 2050 Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPEAX
Principal LifeTime 2050 Fund (First Prospectus Summary) | Principal LifeTime 2050 Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTFX
Equity Income Fund (First Prospectus Summary) | Equity Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQIAX
Equity Income Fund (First Prospectus Summary) | Equity Income Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQUBX
Equity Income Fund (First Prospectus Summary) | Equity Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEUCX
Equity Income Fund (First Prospectus Summary) | Equity Income Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEQPX
LargeCap Growth Fund (First Prospectus Summary) | LargeCap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRGWX
LargeCap Growth Fund (First Prospectus Summary) | LargeCap Growth Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRGBX
LargeCap Growth Fund (First Prospectus Summary) | LargeCap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLGCX
LargeCap Growth Fund (First Prospectus Summary) | LargeCap Growth Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGLPX
LargeCap S&P 500 Index Fund (First Prospectus Summary) | LargeCap S&P 500 Index Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSAX
LargeCap S&P 500 Index Fund (First Prospectus Summary) | LargeCap S&P 500 Index Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLICX
LargeCap Value Fund (First Prospectus Summary) | LargeCap Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCACX
LargeCap Value Fund (First Prospectus Summary) | LargeCap Value Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCCBX
LargeCap Value Fund (First Prospectus Summary) | LargeCap Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLUCX
Principal Capital Appreciation Fund (First Prospectus Summary) | Principal Capital Appreciation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMNWX
Principal Capital Appreciation Fund (First Prospectus Summary) | Principal Capital Appreciation Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMNBX
Principal Capital Appreciation Fund (First Prospectus Summary) | Principal Capital Appreciation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMNCX
Principal Capital Appreciation Fund (First Prospectus Summary) | Principal Capital Appreciation Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCFPX
Real Estate Securities Fund (First Prospectus Summary) | Real Estate Securities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRRAX
Real Estate Securities Fund (First Prospectus Summary) | Real Estate Securities Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRLEX
Real Estate Securities Fund (First Prospectus Summary) | Real Estate Securities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRCEX
Real Estate Securities Fund (First Prospectus Summary) | Real Estate Securities Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIRPX
MidCap Blend Fund (First Prospectus Summary) | MidCap Blend Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEMGX
MidCap Blend Fund (First Prospectus Summary) | MidCap Blend Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRMBX
MidCap Blend Fund (First Prospectus Summary) | MidCap Blend Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBCX
MidCap Blend Fund (First Prospectus Summary) | MidCap Blend Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMCPX
SmallCap Blend Fund (First Prospectus Summary) | SmallCap Blend Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLLAX
SmallCap Blend Fund (First Prospectus Summary) | SmallCap Blend Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLLBX
SmallCap Blend Fund (First Prospectus Summary) | SmallCap Blend Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMCX
Diversified International Fund (First Prospectus Summary) | Diversified International Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRWLX
Diversified International Fund (First Prospectus Summary) | Diversified International Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRBWX
Diversified International Fund (First Prospectus Summary) | Diversified International Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDNCX
Diversified International Fund (First Prospectus Summary) | Diversified International Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDIPX
Global Real Estate Securities Fund (First Prospectus Summary) | Global Real Estate Securities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POSAX
Global Real Estate Securities Fund (First Prospectus Summary) | Global Real Estate Securities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POSCX
Global Real Estate Securities Fund (First Prospectus Summary) | Global Real Estate Securities Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POSPX
International Emerging Markets Fund (First Prospectus Summary) | International Emerging Markets Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRIAX
International Emerging Markets Fund (First Prospectus Summary) | International Emerging Markets Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIEBX
International Emerging Markets Fund (First Prospectus Summary) | International Emerging Markets Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMKCX
International Emerging Markets Fund (First Prospectus Summary) | International Emerging Markets Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIEPX
Bond & Mortgage Securities Fund (First Prospectus Summary) | Bond & Mortgage Securities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRBDX
Bond & Mortgage Securities Fund (First Prospectus Summary) | Bond & Mortgage Securities Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PROBX
Bond & Mortgage Securities Fund (First Prospectus Summary) | Bond & Mortgage Securities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMCX
California Municipal Fund (Prospectus Summary) | California Municipal Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRCMX
California Municipal Fund (Prospectus Summary) | California Municipal Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SQCMX
California Municipal Fund (Prospectus Summary) | California Municipal Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRCCX
Global Diversified Income Fund (First Prospectus Summary) | Global Diversified Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGBAX
Global Diversified Income Fund (First Prospectus Summary) | Global Diversified Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDCX
Global Diversified Income Fund (First Prospectus Summary) | Global Diversified Income Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDPX
Government & High Quality Bond Fund f/k/a Mortgage Sec Fund (First Prospectus Summary) | Government & High Quality Bond Fund f/k/a Mortgage Sec Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGSPX
Government & High Quality Bond Fund f/k/a Mortgage Securities Fund (First Prospectus Summary) | Government & High Quality Bond Fund f/k/a Mortgage Securities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMPGX
Government & High Quality Bond Fund f/k/a Mortgage Securities Fund (First Prospectus Summary) | Government & High Quality Bond Fund f/k/a Mortgage Securities Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBUGX
Government & High Quality Bond Fund f/k/a Mortgage Securities Fund (First Prospectus Summary) | Government & High Quality Bond Fund f/k/a Mortgage Securities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCUGX
High Yield Fund (First Prospectus Summary) | High Yield Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPHYX
High Yield Fund (First Prospectus Summary) | High Yield Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBHYX
High Yield Fund (First Prospectus Summary) | High Yield Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCHIX
High Yield Fund (First Prospectus Summary) | High Yield Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYHPX
Income Fund (First Prospectus Summary) | Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMPIX
Income Fund (First Prospectus Summary) | Income Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMIBX
Income Fund (First Prospectus Summary) | Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNMCX
Income Fund (First Prospectus Summary) | Income Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIMPX
Inflation Protection Fund (First Prospectus Summary) | Inflation Protection Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PITAX
Inflation Protection Fund (First Prospectus Summary) | Inflation Protection Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPOCX
Tax-Exempt Bond Fund (Prospectus Summary) | Tax-Exempt Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTEAX
Tax-Exempt Bond Fund (Prospectus Summary) | Tax-Exempt Bond Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBBX
Tax-Exempt Bond Fund (Prospectus Summary) | Tax-Exempt Bond Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBCX
Money Market Fund (First Prospectus Summary) | Money Market Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCSXX
Money Market Fund (First Prospectus Summary) | Money Market Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBXX
Money Market Fund (First Prospectus Summary) | Money Market Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPCXX
Short-Term Income Fund (First Prospectus Summary) | Short-Term Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRHQX
Short-Term Income Fund (First Prospectus Summary) | Short-Term Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STCCX
Short-Term Income Fund (First Prospectus Summary) | Short-Term Income Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSTPX
Equity Income Fund (Second Prospectus Summary) | Equity Income Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIIX
LargeCap Blend Fund II (First Prospectus Summary) | LargeCap Blend Fund II | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLBIX
LargeCap Growth Fund (Second Prospectus Summary) | LargeCap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGLIX
LargeCap Growth Fund I (First Prospectus Summary) | LargeCap Growth Fund I | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLGIX
LargeCap Growth Fund II (First Prospectus Summary) | LargeCap Growth Fund II | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPIIX
LargeCap S&P 500 Index Fund (Second Prospectus Summary) | LargeCap S&P 500 Index Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFIX
LargeCap Value Fund (Second Prospectus Summary) | LargeCap Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVLIX
LargeCap Value Fund I (First Prospectus Summary) | LargeCap Value Fund I | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVPIX
LargeCap Value Fund III (First Prospectus Summary) | LargeCap Value Fund III | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLVIX
Principal Capital Appreciation Fund (Second Prospectus Summary) | Principal Capital Appreciation Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWCIX
MidCap Blend Fund (Second Prospectus Summary) | MidCap Blend Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBIX
MidCap Growth Fund (First Prospectus Summary) | MidCap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGWIX
MidCap Growth Fund III (First Prospectus Summary) | MidCap Growth Fund III | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPIMX
MidCap S&P 400 Index Fund (First Prospectus Summary) | MidCap S&P 400 Index Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPSIX
MidCap Value Fund I (First Prospectus Summary) | MidCap Value Fund I | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVMIX
MidCap Value Fund III (First Prospectus Summary) | MidCap Value Fund III | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVUIX
SmallCap Blend Fund (Second Prospectus Summary) | SmallCap Blend Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSLIX
SmallCap Growth Fund I (First Prospectus Summary) | SmallCap Growth Fund I | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGRTX
SmallCap Growth Fund II (First Prospectus Summary) | SmallCap Growth Fund II | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIIX
SmallCap S&P 600 Index Fund (First Prospectus Summary) | SmallCap S&P 600 Index Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSIX
SmallCap Value Fund II (First Prospectus Summary) | SmallCap Value Fund II | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPVIX
Diversified International Fund (Second Prospectus Summary) | Diversified International Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIIX
Global Real Estate Securities Fund (Second Prospectus Summary) | Global Real Estate Securities Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POSIX
International Emerging Markets Fund (Second Prospectus Summary) | International Emerging Markets Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIEIX
International Fund I (First Prospectus Summary) | International Fund I | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINIX
Overseas Fund (f/k/a International Value Fund I) (First Prospectus Summary) | Overseas Fund (f/k/a International Value Fund I) | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINZX
Real Estate Securities Fund (Second Prospectus Summary) | Real Estate Securities Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIREX
Principal LifeTime 2010 Fund (Second Prospectus Summary) | Principal LifeTime 2010 Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTTIX
Principal LifeTime 2015 Fund (First Prospectus Summary) | Principal LifeTime 2015 Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTINX
Principal LifeTime 2020 Fund (Second Prospectus Summary) | Principal LifeTime 2020 Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLWIX
Principal LifeTime 2025 Fund (First Prospectus Summary) | Principal LifeTime 2025 Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSTX
Principal LifeTime 2030 Fund (Second Prospectus Summary) | Principal LifeTime 2030 Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMTIX
Principal LifeTime 2035 Fund (First Prospectus Summary) | Principal LifeTime 2035 Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTIUX
Principal LifeTime 2040 Fund (Second Prospectus Summary) | Principal LifeTime 2040 Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDIX
Principal LifeTime 2045 Fund (First Prospectus Summary) | Principal LifeTime 2045 Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRIX
Principal LifeTime 2050 Fund (Second Prospectus Summary) | Principal LifeTime 2050 Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPLIX
Principal LifeTime 2055 Fund (First Prospectus Summary) | Principal LifeTime 2055 Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFIX
Principal LifeTime Strategic Income Fund (Second Prospectus Summary) | Principal LifeTime Strategic Income Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSIX
Strategic Asset Management Balanced Portfolio (Second Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBIX
Strategic Asset Management Conservative Balanced Portfolio (Second Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCCIX
Strategic Asset Management Conservative Growth Portfolio (Second Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCWIX
Strategic Asset Management Flexible Income Portfolio (Second Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFIX
Strategic Asset Management Strategic Growth Portfolio (Second Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSWIX
Money Market Fund (Second Prospectus Summary) | Money Market Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVMXX
Short-Term Income Fund (Second Prospectus Summary) | Short-Term Income Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSHIX
Bond & Mortgage Securities Fund (Second Prospectus Summary) | Bond & Mortgage Securities Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSIX
Core Plus Bond I (First Prospectus Summary) | Core Plus Bond I | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBZX
Global Diversified Income Fund (Second Prospectus Summary) | Global Diversified Income Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDIX
Government & High Quality Bond Fund f/k/a Mortgage Securities Fund (Second Prospectus Summary) | Government & High Quality Bond Fund f/k/a Mortgage Securities Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRIX
High Yield Fund (Second Prospectus Summary) | High Yield Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHYTX
High Yield Fund I (Prospectus Summary) | High Yield Fund I | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYHIX
Income Fund (Second Prospectus Summary) | Income Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOIX
Inflation Protection Fund (Second Prospectus Summary) | Inflation Protection Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIPIX
Strategic Asset Management Balanced Portfolio (Third Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSAJX
Strategic Asset Management Conservative Balanced Portfolio (Third Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBJX
Strategic Asset Management Conservative Growth Portfolio (Third Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGJX
Strategic Asset Management Flexible Income Portfolio (Third Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIJX
Strategic Asset Management Strategic Growth Portfolio (Third Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSWJX
Principal LifeTime Strategic Income Fund (Third Prospectus Summary) | Principal LifeTime Strategic Income Fund | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSJX
Principal LifeTime 2010 Fund (Third Prospectus Summary) | Principal LifeTime 2010 Fund | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTAJX
Principal LifeTime 2020 Fund (Third Prospectus Summary) | Principal LifeTime 2020 Fund | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFJX
Principal LifeTime 2030 Fund (Third Prospectus Summary) | Principal LifeTime 2030 Fund | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTJX
Principal LifeTime 2040 Fund (Third Prospectus Summary) | Principal LifeTime 2040 Fund | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDJX
Principal LifeTime 2050 Fund (Third Prospectus Summary) | Principal LifeTime 2050 Fund | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFLJX
LargeCap Blend Fund II (Second Prospectus Summary) | LargeCap Blend Fund II | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLBJX
LargeCap Growth Fund (Third Prospectus Summary) | LargeCap Growth Fund | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGLJX
LargeCap Growth Fund I (Second Prospectus Summary) | LargeCap Growth Fund I | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLGJX
LargeCap Growth Fund II (Second Prospectus Summary) | LargeCap Growth Fund II | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPLJX
LargeCap S&P 500 Index Fund (Third Prospectus Summary) | LargeCap S&P 500 Index Fund | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSPJX
LargeCap Value Fund (Third Prospectus Summary) | LargeCap Value Fund | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVLJX
LargeCap Value Fund III (Second Prospectus Summary) | LargeCap Value Fund III | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLVJX
Real Estate Securities Fund (Third Prospectus Summary) | Real Estate Securities Fund | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PREJX
MidCap Blend Fund (Third Prospectus Summary) | MidCap Blend Fund | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBJX
MidCap Growth Fund (Second Prospectus Summary) | MidCap Growth Fund | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMGJX
MidCap Growth Fund III (Second Prospectus Summary) | MidCap Growth Fund III | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPQJX
MidCap S&P 400 Index Fund (Second Prospectus Summary) | MidCap S&P 400 Index Fund | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFJX
MidCap Value Fund I (Second Prospectus Summary) | MidCap Value Fund I | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVEJX
MidCap Value Fund III (Second Prospectus Summary) | MidCap Value Fund III | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMCJX
SmallCap Blend Fund (Third Prospectus Summary) | SmallCap Blend Fund | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBJX
SmallCap Growth Fund I (Second Prospectus Summary) | SmallCap Growth Fund I | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIJX
SmallCap Growth Fund II (Second Prospectus Summary) | SmallCap Growth Fund II | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPMIX
SmallCap S&P 600 Index Fund (Second Prospectus Summary) | SmallCap S&P 600 Index Fund | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSJX
SmallCap Value Fund II (Second Prospectus Summary) | SmallCap Value Fund II | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMJX
Diversified International Fund (Third Prospectus Summary) | Diversified International Fund | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIJX
International Emerging Markets Fund (Third Prospectus Summary) | International Emerging Markets Fund | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIEJX
Bond & Mortgage Securities Fund (Third Prospectus Summary) | Bond & Mortgage Securities Fund | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMJX
Government & High Quality Bond Fund f/k/a Mortgage Sec Fund (Second Prospectus Summary) | Government & High Quality Bond Fund f/k/a Mortgage Sec Fund | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRJX
Income Fund (Third Prospectus Summary) | Income Fund | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOJX
Inflation Protection Fund (Third Prospectus Summary) | Inflation Protection Fund | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIPJX
Short-Term Income Fund (Third Prospectus Summary) | Short-Term Income Fund | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSJIX
Money Market Fund (Third Prospectus Summary) | Money Market Fund | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMJXX
Equity Income Fund (Third Prospectus Summary) | Equity Income Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIEMX
Equity Income Fund (Third Prospectus Summary) | Equity Income Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEINX
Equity Income Fund (Third Prospectus Summary) | Equity Income Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIOX
Equity Income Fund (Third Prospectus Summary) | Equity Income Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIPX
Equity Income Fund (Third Prospectus Summary) | Equity Income Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIQX
LargeCap Blend Fund II (Third Prospectus Summary) | LargeCap Blend Fund II | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLBSX
LargeCap Blend Fund II (Third Prospectus Summary) | LargeCap Blend Fund II | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPZNX
LargeCap Blend Fund II (Third Prospectus Summary) | LargeCap Blend Fund II | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPZMX
LargeCap Blend Fund II (Third Prospectus Summary) | LargeCap Blend Fund II | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPZSX
LargeCap Blend Fund II (Third Prospectus Summary) | LargeCap Blend Fund II | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPZPX
LargeCap Growth Fund (Fourth Prospectus Summary) | LargeCap Growth Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSGX
LargeCap Growth Fund (Fourth Prospectus Summary) | LargeCap Growth Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCPPX
LargeCap Growth Fund (Fourth Prospectus Summary) | LargeCap Growth Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLGPX
LargeCap Growth Fund (Fourth Prospectus Summary) | LargeCap Growth Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEPPX
LargeCap Growth Fund (Fourth Prospectus Summary) | LargeCap Growth Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDPPX
LargeCap Growth Fund I (Third Prospectus Summary) | LargeCap Growth Fund I | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCRSX
LargeCap Growth Fund I (Third Prospectus Summary) | LargeCap Growth Fund I | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPUNX
LargeCap Growth Fund I (Third Prospectus Summary) | LargeCap Growth Fund I | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPUMX
LargeCap Growth Fund I (Third Prospectus Summary) | LargeCap Growth Fund I | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPUSX
LargeCap Growth Fund I (Third Prospectus Summary) | LargeCap Growth Fund I | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPUPX
LargeCap Growth Fund II (Third Prospectus Summary) | LargeCap Growth Fund II | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDASX
LargeCap Growth Fund II (Third Prospectus Summary) | LargeCap Growth Fund II | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPTNX
LargeCap Growth Fund II (Third Prospectus Summary) | LargeCap Growth Fund II | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPTMX
LargeCap Growth Fund II (Third Prospectus Summary) | LargeCap Growth Fund II | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPTSX
LargeCap Growth Fund II (Third Prospectus Summary) | LargeCap Growth Fund II | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPTPX
LargeCap S&P 500 Index Fund (Fourth Prospectus Summary) | LargeCap S&P 500 Index Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLPIX
LargeCap S&P 500 Index Fund (Fourth Prospectus Summary) | LargeCap S&P 500 Index Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFNX
LargeCap S&P 500 Index Fund (Fourth Prospectus Summary) | LargeCap S&P 500 Index Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFMX
LargeCap S&P 500 Index Fund (Fourth Prospectus Summary) | LargeCap S&P 500 Index Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFSX
LargeCap S&P 500 Index Fund (Fourth Prospectus Summary) | LargeCap S&P 500 Index Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFPX
LargeCap Value Fund (Fourth Prospectus Summary) | LargeCap Value Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSVX
LargeCap Value Fund (Fourth Prospectus Summary) | LargeCap Value Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLVNX
LargeCap Value Fund (Fourth Prospectus Summary) | LargeCap Value Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLVMX
LargeCap Value Fund (Fourth Prospectus Summary) | LargeCap Value Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLVSX
LargeCap Value Fund (Fourth Prospectus Summary) | LargeCap Value Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLVPX
LargeCap Value Fund I (Second Prospectus Summary) | LargeCap Value Fund I | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVUAX
LargeCap Value Fund I (Second Prospectus Summary) | LargeCap Value Fund I | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PABEX
LargeCap Value Fund I (Second Prospectus Summary) | LargeCap Value Fund I | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PABDX
LargeCap Value Fund I (Second Prospectus Summary) | LargeCap Value Fund I | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAGBX
LargeCap Value Fund I (Second Prospectus Summary) | LargeCap Value Fund I | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAFBX
LargeCap Value Fund III (Third Prospectus Summary) | LargeCap Value Fund III | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PESAX
LargeCap Value Fund III (Third Prospectus Summary) | LargeCap Value Fund III | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSNX
LargeCap Value Fund III (Third Prospectus Summary) | LargeCap Value Fund III | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSFX
LargeCap Value Fund III (Third Prospectus Summary) | LargeCap Value Fund III | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSSX
LargeCap Value Fund III (Third Prospectus Summary) | LargeCap Value Fund III | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSRX
MidCap Blend Fund (Fourth Prospectus Summary) | MidCap Blend Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSBX
MidCap Blend Fund (Fourth Prospectus Summary) | MidCap Blend Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBNX
MidCap Blend Fund (Fourth Prospectus Summary) | MidCap Blend Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBMX
MidCap Blend Fund (Fourth Prospectus Summary) | MidCap Blend Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBSX
MidCap Blend Fund (Fourth Prospectus Summary) | MidCap Blend Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBPX
MidCap Growth Fund (Third Prospectus Summary) | MidCap Growth Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSGX
MidCap Growth Fund (Third Prospectus Summary) | MidCap Growth Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGPPX
MidCap Growth Fund (Third Prospectus Summary) | MidCap Growth Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFPPX
MidCap Growth Fund (Third Prospectus Summary) | MidCap Growth Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIPPX
MidCap Growth Fund (Third Prospectus Summary) | MidCap Growth Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHPPX
MidCap Growth Fund III (Third Prospectus Summary) | MidCap Growth Fund III | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHASX
MidCap Growth Fund III (Third Prospectus Summary) | MidCap Growth Fund III | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPQNX
MidCap Growth Fund III (Third Prospectus Summary) | MidCap Growth Fund III | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPQMX
MidCap Growth Fund III (Third Prospectus Summary) | MidCap Growth Fund III | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPQSX
MidCap Growth Fund III (Third Prospectus Summary) | MidCap Growth Fund III | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPQPX
MidCap S&P 400 Index Fund (Third Prospectus Summary) | MidCap S&P 400 Index Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSSX
MidCap S&P 400 Index Fund (Third Prospectus Summary) | MidCap S&P 400 Index Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFNX
MidCap S&P 400 Index Fund (Third Prospectus Summary) | MidCap S&P 400 Index Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFMX
MidCap S&P 400 Index Fund (Third Prospectus Summary) | MidCap S&P 400 Index Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFSX
MidCap S&P 400 Index Fund (Third Prospectus Summary) | MidCap S&P 400 Index Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFPX
MidCap Value Fund I (Third Prospectus Summary) | MidCap Value Fund I | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLASX
MidCap Value Fund I (Third Prospectus Summary) | MidCap Value Fund I | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PABUX
MidCap Value Fund I (Third Prospectus Summary) | MidCap Value Fund I | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMPRX
MidCap Value Fund I (Third Prospectus Summary) | MidCap Value Fund I | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PABWX
MidCap Value Fund I (Third Prospectus Summary) | MidCap Value Fund I | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PABVX
MidCap Value Fund III (Third Prospectus Summary) | MidCap Value Fund III | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSVX
MidCap Value Fund III (Third Prospectus Summary) | MidCap Value Fund III | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PKPPX
MidCap Value Fund III (Third Prospectus Summary) | MidCap Value Fund III | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJPPX
MidCap Value Fund III (Third Prospectus Summary) | MidCap Value Fund III | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMPPX
MidCap Value Fund III (Third Prospectus Summary) | MidCap Value Fund III | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLPPX
SmallCap Blend Fund (Fourth Prospectus Summary) | SmallCap Blend Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSABX
SmallCap Blend Fund (Fourth Prospectus Summary) | SmallCap Blend Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBNX
SmallCap Blend Fund (Fourth Prospectus Summary) | SmallCap Blend Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBMX
SmallCap Blend Fund (Fourth Prospectus Summary) | SmallCap Blend Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBSX
SmallCap Blend Fund (Fourth Prospectus Summary) | SmallCap Blend Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBPX
SmallCap Growth Fund I (Third Prospectus Summary) | SmallCap Growth Fund I | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNASX
SmallCap Growth Fund I (Third Prospectus Summary) | SmallCap Growth Fund I | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPNNX
SmallCap Growth Fund I (Third Prospectus Summary) | SmallCap Growth Fund I | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPNMX
SmallCap Growth Fund I (Third Prospectus Summary) | SmallCap Growth Fund I | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPNSX
SmallCap Growth Fund I (Third Prospectus Summary) | SmallCap Growth Fund I | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPNPX
SmallCap Growth Fund II (Third Prospectus Summary) | SmallCap Growth Fund II | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPASX
SmallCap Growth Fund II (Third Prospectus Summary) | SmallCap Growth Fund II | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPMNX
SmallCap Growth Fund II (Third Prospectus Summary) | SmallCap Growth Fund II | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPMMX
SmallCap Growth Fund II (Third Prospectus Summary) | SmallCap Growth Fund II | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPMSX
SmallCap Growth Fund II (Third Prospectus Summary) | SmallCap Growth Fund II | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPMPX
SmallCap S&P 600 Index Fund (Third Prospectus Summary) | SmallCap S&P 600 Index Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSAPX
SmallCap S&P 600 Index Fund (Third Prospectus Summary) | SmallCap S&P 600 Index Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSNX
SmallCap S&P 600 Index Fund (Third Prospectus Summary) | SmallCap S&P 600 Index Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSMX
SmallCap S&P 600 Index Fund (Third Prospectus Summary) | SmallCap S&P 600 Index Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSSX
SmallCap S&P 600 Index Fund (Third Prospectus Summary) | SmallCap S&P 600 Index Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSPX
SmallCap Value Fund II (Third Prospectus Summary) | SmallCap Value Fund II | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCPTX
SmallCap Value Fund II (Third Prospectus Summary) | SmallCap Value Fund II | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PKARX
SmallCap Value Fund II (Third Prospectus Summary) | SmallCap Value Fund II | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJARX
SmallCap Value Fund II (Third Prospectus Summary) | SmallCap Value Fund II | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSTWX
SmallCap Value Fund II (Third Prospectus Summary) | SmallCap Value Fund II | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLARX
Diversified International Fund (Fourth Prospectus Summary) | Diversified International Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDVIX
Diversified International Fund (Fourth Prospectus Summary) | Diversified International Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINNX
Diversified International Fund (Fourth Prospectus Summary) | Diversified International Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINRX
Diversified International Fund (Fourth Prospectus Summary) | Diversified International Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINLX
Diversified International Fund (Fourth Prospectus Summary) | Diversified International Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINPX
International Emerging Markets Fund (Fourth Prospectus Summary) | International Emerging Markets Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIXEX
International Emerging Markets Fund (Fourth Prospectus Summary) | International Emerging Markets Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEASX
International Emerging Markets Fund (Fourth Prospectus Summary) | International Emerging Markets Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEAPX
International Emerging Markets Fund (Fourth Prospectus Summary) | International Emerging Markets Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PESSX
International Emerging Markets Fund (Fourth Prospectus Summary) | International Emerging Markets Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEPSX
International Fund I (Second Prospectus Summary) | International Fund I | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPISX
International Fund I (Second Prospectus Summary) | International Fund I | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSPPX
International Fund I (Second Prospectus Summary) | International Fund I | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRPPX
International Fund I (Second Prospectus Summary) | International Fund I | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUPPX
International Fund I (Second Prospectus Summary) | International Fund I | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTPPX
Real Estate Securities Fund (Fourth Prospectus Summary) | Real Estate Securities Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRAEX
Real Estate Securities Fund (Fourth Prospectus Summary) | Real Estate Securities Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRENX
Real Estate Securities Fund (Fourth Prospectus Summary) | Real Estate Securities Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRERX
Real Estate Securities Fund (Fourth Prospectus Summary) | Real Estate Securities Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRETX
Real Estate Securities Fund (Fourth Prospectus Summary) | Real Estate Securities Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PREPX
Principal LifeTime Strategic Income Fund (Fourth Prospectus Summary) | Principal LifeTime Strategic Income Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLAIX
Principal LifeTime Strategic Income Fund (Fourth Prospectus Summary) | Principal LifeTime Strategic Income Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSNX
Principal LifeTime Strategic Income Fund (Fourth Prospectus Summary) | Principal LifeTime Strategic Income Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSMX
Principal LifeTime Strategic Income Fund (Fourth Prospectus Summary) | Principal LifeTime Strategic Income Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSSX
Principal LifeTime Strategic Income Fund (Fourth Prospectus Summary) | Principal LifeTime Strategic Income Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSPX
Principal LifeTime 2010 Fund (Fourth Prospectus Summary) | Principal LifeTime 2010 Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVASX
Principal LifeTime 2010 Fund (Fourth Prospectus Summary) | Principal LifeTime 2010 Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTANX
Principal LifeTime 2010 Fund (Fourth Prospectus Summary) | Principal LifeTime 2010 Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTAMX
Principal LifeTime 2010 Fund (Fourth Prospectus Summary) | Principal LifeTime 2010 Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTASX
Principal LifeTime 2010 Fund (Fourth Prospectus Summary) | Principal LifeTime 2010 Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTAPX
Principal LifeTime 2015 Fund (Second Prospectus Summary) | Principal LifeTime 2015 Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSGX
Principal LifeTime 2015 Fund (Second Prospectus Summary) | Principal LifeTime 2015 Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTASX
Principal LifeTime 2015 Fund (Second Prospectus Summary) | Principal LifeTime 2015 Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTAPX
Principal LifeTime 2015 Fund (Second Prospectus Summary) | Principal LifeTime 2015 Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSLX
Principal LifeTime 2015 Fund (Second Prospectus Summary) | Principal LifeTime 2015 Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTPFX
Principal LifeTime 2020 Fund (Fourth Prospectus Summary) | Principal LifeTime 2020 Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWASX
Principal LifeTime 2020 Fund (Fourth Prospectus Summary) | Principal LifeTime 2020 Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBNX
Principal LifeTime 2020 Fund (Fourth Prospectus Summary) | Principal LifeTime 2020 Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBMX
Principal LifeTime 2020 Fund (Fourth Prospectus Summary) | Principal LifeTime 2020 Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBSX
Principal LifeTime 2020 Fund (Fourth Prospectus Summary) | Principal LifeTime 2020 Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBPX
Principal LifeTime 2025 Fund (Second Prospectus Summary) | Principal LifeTime 2025 Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSNX
Principal LifeTime 2025 Fund (Second Prospectus Summary) | Principal LifeTime 2025 Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTADX
Principal LifeTime 2025 Fund (Second Prospectus Summary) | Principal LifeTime 2025 Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTVPX
Principal LifeTime 2025 Fund (Second Prospectus Summary) | Principal LifeTime 2025 Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTEEX
Principal LifeTime 2025 Fund (Second Prospectus Summary) | Principal LifeTime 2025 Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTPDX
Principal LifeTime 2030 Fund (Fourth Prospectus Summary) | Principal LifeTime 2030 Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXASX
Principal LifeTime 2030 Fund (Fourth Prospectus Summary) | Principal LifeTime 2030 Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCNX
Principal LifeTime 2030 Fund (Fourth Prospectus Summary) | Principal LifeTime 2030 Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCMX
Principal LifeTime 2030 Fund (Fourth Prospectus Summary) | Principal LifeTime 2030 Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCSX
Principal LifeTime 2030 Fund (Fourth Prospectus Summary) | Principal LifeTime 2030 Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCPX
Principal LifeTime 2035 Fund (Second Prospectus Summary) | Principal LifeTime 2035 Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTANX
Principal LifeTime 2035 Fund (Second Prospectus Summary) | Principal LifeTime 2035 Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTVIX
Principal LifeTime 2035 Fund (Second Prospectus Summary) | Principal LifeTime 2035 Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTAOX
Principal LifeTime 2035 Fund (Second Prospectus Summary) | Principal LifeTime 2035 Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSEX
Principal LifeTime 2035 Fund (Second Prospectus Summary) | Principal LifeTime 2035 Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTPEX
Principal LifeTime 2040 Fund (Fourth Prospectus Summary) | Principal LifeTime 2040 Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYASX
Principal LifeTime 2040 Fund (Fourth Prospectus Summary) | Principal LifeTime 2040 Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDNX
Principal LifeTime 2040 Fund (Fourth Prospectus Summary) | Principal LifeTime 2040 Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDMX
Principal LifeTime 2040 Fund (Fourth Prospectus Summary) | Principal LifeTime 2040 Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDSX
Principal LifeTime 2040 Fund (Fourth Prospectus Summary) | Principal LifeTime 2040 Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDPX
Principal LifeTime 2045 Fund (Second Prospectus Summary) | Principal LifeTime 2045 Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRGX
Principal LifeTime 2045 Fund (Second Prospectus Summary) | Principal LifeTime 2045 Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRSX
Principal LifeTime 2045 Fund (Second Prospectus Summary) | Principal LifeTime 2045 Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRVX
Principal LifeTime 2045 Fund (Second Prospectus Summary) | Principal LifeTime 2045 Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRLX
Principal LifeTime 2045 Fund (Second Prospectus Summary) | Principal LifeTime 2045 Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRDX
Principal LifeTime 2050 Fund (Fourth Prospectus Summary) | Principal LifeTime 2050 Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PZASX
Principal LifeTime 2050 Fund (Fourth Prospectus Summary) | Principal LifeTime 2050 Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTENX
Principal LifeTime 2050 Fund (Fourth Prospectus Summary) | Principal LifeTime 2050 Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTERX
Principal LifeTime 2050 Fund (Fourth Prospectus Summary) | Principal LifeTime 2050 Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTESX
Principal LifeTime 2050 Fund (Fourth Prospectus Summary) | Principal LifeTime 2050 Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTEFX
Principal LifeTime 2055 Fund (Second Prospectus Summary) | Principal LifeTime 2055 Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFGX
Principal LifeTime 2055 Fund (Second Prospectus Summary) | Principal LifeTime 2055 Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFSX
Principal LifeTime 2055 Fund (Second Prospectus Summary) | Principal LifeTime 2055 Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFDX
Principal LifeTime 2055 Fund (Second Prospectus Summary) | Principal LifeTime 2055 Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFLX
Principal LifeTime 2055 Fund (Second Prospectus Summary) | Principal LifeTime 2055 Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFPX
Strategic Asset Management Balanced Portfolio (Fourth Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBGX
Strategic Asset Management Balanced Portfolio (Fourth Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBVX
Strategic Asset Management Balanced Portfolio (Fourth Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBAPX
Strategic Asset Management Balanced Portfolio (Fourth Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBLX
Strategic Asset Management Balanced Portfolio (Fourth Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBFX
Strategic Asset Management Conservative Balanced Portfolio (Fourth Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCSSX
Strategic Asset Management Conservative Balanced Portfolio (Fourth Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCNSX
Strategic Asset Management Conservative Balanced Portfolio (Fourth Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBPX
Strategic Asset Management Conservative Balanced Portfolio (Fourth Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBLX
Strategic Asset Management Conservative Balanced Portfolio (Fourth Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBFX
Strategic Asset Management Conservative Growth Portfolio (Fourth Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGGX
Strategic Asset Management Conservative Growth Portfolio (Fourth Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGVX
Strategic Asset Management Conservative Growth Portfolio (Fourth Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGPX
Strategic Asset Management Conservative Growth Portfolio (Fourth Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCWSX
Strategic Asset Management Conservative Growth Portfolio (Fourth Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCWPX
Strategic Asset Management Flexible Income Portfolio (Fourth Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIGX
Strategic Asset Management Flexible Income Portfolio (Fourth Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIVX
Strategic Asset Management Flexible Income Portfolio (Fourth Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIPX
Strategic Asset Management Flexible Income Portfolio (Fourth Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFILX
Strategic Asset Management Flexible Income Portfolio (Fourth Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIFX
Strategic Asset Management Strategic Growth Portfolio (Fourth Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGGX
Strategic Asset Management Strategic Growth Portfolio (Fourth Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGVX
Strategic Asset Management Strategic Growth Portfolio (Fourth Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGPX
Strategic Asset Management Strategic Growth Portfolio (Fourth Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGLX
Strategic Asset Management Strategic Growth Portfolio (Fourth Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGFX
Money Market Fund (Fourth Prospectus Summary) | Money Market Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PASXX
Money Market Fund (Fourth Prospectus Summary) | Money Market Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMVXX
Money Market Fund (Fourth Prospectus Summary) | Money Market Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRXX
Money Market Fund (Fourth Prospectus Summary) | Money Market Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSXX
Money Market Fund (Fourth Prospectus Summary) | Money Market Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMPXX
Short-Term Income Fund (Fourth Prospectus Summary) | Short-Term Income Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIMX
Short-Term Income Fund (Fourth Prospectus Summary) | Short-Term Income Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSINX
Short-Term Income Fund (Fourth Prospectus Summary) | Short-Term Income Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIOX
Short-Term Income Fund (Fourth Prospectus Summary) | Short-Term Income Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIPX
Short-Term Income Fund (Fourth Prospectus Summary) | Short-Term Income Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIQX
Bond & Mortgage Securities Fund (Fourth Prospectus Summary) | Bond & Mortgage Securities Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBOMX
Bond & Mortgage Securities Fund (Fourth Prospectus Summary) | Bond & Mortgage Securities Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMNX
Bond & Mortgage Securities Fund (Fourth Prospectus Summary) | Bond & Mortgage Securities Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMMX
Bond & Mortgage Securities Fund (Fourth Prospectus Summary) | Bond & Mortgage Securities Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMPX
Bond & Mortgage Securities Fund (Fourth Prospectus Summary) | Bond & Mortgage Securities Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMSX
Core Plus Bond I (Second Prospectus Summary) | Core Plus Bond I | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBRX
Core Plus Bond I (Second Prospectus Summary) | Core Plus Bond I | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBBX
Core Plus Bond I (Second Prospectus Summary) | Core Plus Bond I | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCIRX
Core Plus Bond I (Second Prospectus Summary) | Core Plus Bond I | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBDX
Core Plus Bond I (Second Prospectus Summary) | Core Plus Bond I | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBEX
Government & High Quality Bond Fund f/k/a Mortgage Sec Fund (Third Prospectus Summary) | Government & High Quality Bond Fund f/k/a Mortgage Sec Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMGRX
Government & High Quality Bond Fund f/k/a Mortgage Sec Fund (Third Prospectus Summary) | Government & High Quality Bond Fund f/k/a Mortgage Sec Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFMRX
Government & High Quality Bond Fund f/k/a Mortgage Sec Fund (Third Prospectus Summary) | Government & High Quality Bond Fund f/k/a Mortgage Sec Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRCMX
Government & High Quality Bond Fund f/k/a Mortgage Sec Fund (Third Prospectus Summary) | Government & High Quality Bond Fund f/k/a Mortgage Sec Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRDX
Government & High Quality Bond Fund f/k/a Mortgage Sec Fund (Third Prospectus Summary) | Government & High Quality Bond Fund f/k/a Mortgage Sec Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMREX
Income Fund (Fourth Prospectus Summary) | Income Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOMX
Income Fund (Fourth Prospectus Summary) | Income Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIONX
Income Fund (Fourth Prospectus Summary) | Income Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOOX
Income Fund (Fourth Prospectus Summary) | Income Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOPX
Income Fund (Fourth Prospectus Summary) | Income Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOQX
Inflation Protection Fund (Fourth Prospectus Summary) | Inflation Protection Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PISPX
Inflation Protection Fund (Fourth Prospectus Summary) | Inflation Protection Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBSAX
Inflation Protection Fund (Fourth Prospectus Summary) | Inflation Protection Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFPX
Inflation Protection Fund (Fourth Prospectus Summary) | Inflation Protection Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFSX
Inflation Protection Fund (Fourth Prospectus Summary) | Inflation Protection Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBPPX